Fair Value Measurements - Schedule of fair value hierarchy of valuation techniques (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account	$ 690,021,213	$ 690,171,366
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account	690,017,725	690,167,879	[1]
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account			[1]
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account			[1]
Fair Value, Recurring [Member] | Public Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities	34,831,310	56,112,680
Fair Value, Recurring [Member] | Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Private Warrants [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Private Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Derivative warrant liabilities
Fair Value, Recurring [Member] | Private Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities	$ 23,288,180	$ 43,825,360

[1]	- Excludes $3,487 in cash.